UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07813
                                                    ----------------------
                              KOBREN INSIGHT FUNDS
      -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          20 William Street, Suite 310
                                  P.O. Box 9135
                            WELLESLEY HILLS, MA 02481
      -----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Gail A. Hanson, Esq.
                                    PFPC Inc.
                           99 High Street, 27th Floor
                                BOSTON, MA 02110
      -----------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 617-338-4057
                                                          ------------------
                   Date of fiscal year end: DECEMBER 31, 2004
                                          ------------------------
                     Date of reporting period: JUNE 30, 2004
                                             -----------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                               DELPHI VALUE FUND
--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT                                                 JUNE 30, 2004

[GRAPHIC OMITTED]
KOBREN
INSIGHT
FUNDS


[PIC]
SCOTT M. BLACK



Dear Fellow Shareholders,

     The performance of the U.S. equity markets in the first half of 2004 can be logically segmented into two phases. Prior to the tragic events in Madrid on March 11th, the S&P 500 and the small-cap Russell 2000 Value indices rallied to year-to-date highs of 1163.23 and 864.36, respectively, fueled by the combination of low nominal interest rates and rising corporate profits. Concomitantly, on March 5th, the Delphi Value Fund reached its record high of
$16.78 ($16.99  institutional  class) per share, up 6.3% versus 4.4% for the S&P
500. Unfortunately, the terrorist attack raised the risk premium on equities and triggered a major stock market reversal. In April, the combination of the strengthening U.S. employment figures and an incipient whiff of inflation roiled the domestic bond markets and pummelled "so called" interest rate sensitive stocks like housing and financial services. Despite these barrages, your Fund narrowly trailed the S&P 500, +3.1% (+3.3% institutional class) to +3.3% for the first six months. The Russell Midcap Value Index returned +7.2% for the same period. The irony of this underperformance is that over 85% of the Delphi Value holdings posted quarterly earnings advances over the previous year. Additionally, all of the fund's investments in homebuilders (D.R. Horton, Lennar, and Toll Brothers) registered record earnings and backlogs. Similarly, all of the bank, insurance, and miscellaneous finance holdings realized positive earnings comparisons in their latest reports. As Benjamin Graham was wont to say, "In the short-term, the stock market is a voting machine; in the long-term, a weighing machine."

   In reviewing the individual positions, you will find that the first half winners were concentrated in the energy sector, not surprising given the upsurge in oil prices to $40 per barrel. Domestic exploration companies like Denbury Resources (+50.6%), XTO Energy (+31.6%) and Whiting Petroleum (+29.9%) led the group. Oil tanker corporations like OMI (+33.3%) and Teekay Shipping (+31.1%) benefited from the worldwide pickup in oil demand. Special situations like Lamson & Sessions (+39.3%), a manufacturer of polyvinyl chloride pipe, and Pepsi Bottling Group (+26.3%), the largest independent U.S. Pepsi bottler, contributed favorably to the period performance. On the downside, the two disc drive manufacturers, Western Digital and Maxtor, both declined more than 25%. Unfortunately, their leading competitor, Seagate Technology, in an overinventoried position broke its pricing discipline causing severe industrywide earnings erosion.

   During the first half, the portfolio additions were rather eclectic. Two semiconductor companies, Applied Micro Circuits and Integrated Silicon Solutions, were acquired below 1.4x book value with essentially debt free balance sheets and earnings turnarounds in place. Two superior Bermuda reinsurers, Aspen Insurance and Montpelier Re Holdings, were purchased below 8x 2004's expected earnings. Whiting Petroleum, the Denver based independent producer of oil and gas, was acquired below 4x this year's forecast cash flow with anticipated drillbit production growth above 10%. Two names, Westport Resources and Local Financial, exited the portfolio because of takeovers. Three diverse businesses, Tidewater (oil service), Plum Creek (timber), and PepsiAmericas (bottling) were divested because of full valuations.

   At the June 30th close of 1140.75, in my opinion the S&P 500 is fairly valued at 18x 2004 estimated earnings. Given the confluence of two key factors, (i) the mounting accumulated U.S. federal deficit of $7.4 trillion and the relative unattractiveness of investing in medium or longterm treasuries; and (ii) the expectation that second quarter 2004 corporate earnings should accrete by 20% year over year, I expect that, barring another terrorist incident, U.S. equities should rally in the second half of this year. I thank you for your continued support.

                                            Very truly yours,
                                            /S/SCOTT M. BLACK
                                            Scott M. Black
                                            Portfolio Manager

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                            JUNE 30, 2004 (UNAUDITED)

SHARES                                                         VALUE (NOTE 1)


         COMMON STOCKS - 92.66%
--------------------------------------------------------------------------------
         AEROSPACE/TECHNOLOGY - 6.92%
--------------------------------------------------------------------------------
 171,042 Applied Micro Circuits Corp. (1)                        $    909,943
 119,000 Cable Design Technologies Corp. (1)                        1,261,400
  20,600 General Cable Corp. (1)                                      176,130
  38,400 Integrated Silicon Solution, Inc. (1)                        468,864
  86,075 Kemet Corp. (1)                                            1,051,837
 135,000 LSI Logic Corp. (1)                                        1,028,700
 122,300 Maxtor Corp. (1)                                             810,849
  90,000 Micron Technology, Inc. (1)                                1,377,900
 108,000 Western Digital Corp. (1)                                    935,280
                                                                 ---------------
                                                                    8,020,903


         BANKING - 9.11%
--------------------------------------------------------------------------------
  40,000 Banknorth Group, Inc.                                      1,299,200
  35,000 BB&T Corp.                                                 1,293,950
  71,000 Colonial BancGroup, Inc.                                   1,290,070
  50,400 Community Bank System, Inc.                                1,148,616
  31,850 North Fork Bancorporation, Inc.                            1,211,893
  73,500 Southwest Bancorp, Inc.                                    1,341,375
  28,400 Webster Financial Corp.                                    1,335,368
  28,615 Wells Fargo & Co.                                          1,637,637
                                                                 ---------------
                                                                   10,558,109

         BASIC MATERIALS - 4.73%
--------------------------------------------------------------------------------
  37,600 Alcoa, Inc.                                                1,241,928
  30,050 Cytec Industries, Inc.                                     1,365,772
  32,400 Dow Chemical Co.                                           1,318,680
  40,500 Inco, Ltd. (1)                                             1,399,680
  19,000 Yara International ASA, ADR (1)                              153,502
                                                                 ---------------
                                                                    5,479,562

         CONGLOMERATES - 4.95%
--------------------------------------------------------------------------------
   1,081 Berkshire Hathaway, Inc., Class B (1)                      3,194,355
  19,000 Norsk Hydro ASA, SP ADR                                    1,243,550
  21,800 Textron, Inc.                                              1,293,830
                                                                 ---------------
                                                                    5,731,735

         CONSTRUCTION & REAL ESTATE - 4.89%
--------------------------------------------------------------------------------
  26,000 Boston Properties, Inc., REIT                              1,302,080
  49,627 D.R. Horton, Inc.                                          1,409,407
  30,830 Lennar Corp., Class A                                      1,378,718
  37,300 Toll Brothers, Inc. (1)                                    1,578,536
                                                                 ---------------
                                                                    5,668,741

         CONSUMER RELATED - 2.34%
--------------------------------------------------------------------------------
  51,000 Disney (Walt) Co.                                          1,299,990
  20,500 Whirlpool Corp.                                            1,406,300
                                                                 ---------------
                                                                    2,706,290

         ENERGY - 8.01%
--------------------------------------------------------------------------------
  81,000 Denbury Resources, Inc. (1)                                1,696,950
  37,058 GlobalSantaFe Corp.                                          982,037
  39,450 Nexen, Inc.                                                1,539,339
  67,200 Talisman Energy, Inc.                                      1,460,928
  56,500 Whiting Petroleum Corp. (1)                                1,420,975
  73,166 XTO Energy, Inc.                                           2,179,615
                                                                 ---------------
                                                                    9,279,844

         FINANCIAL SERVICES - 9.23%
--------------------------------------------------------------------------------
  27,000 American Express Co.                                       1,387,260
  17,084 Bear Stearns Cos., Inc.                                    1,440,352
  33,000 Citigroup, Inc.                                            1,534,500
  14,200 Goldman Sachs Group, Inc.                                  1,337,072
  26,500 H&R Block, Inc. 1,263,520
  25,615 iStar Financial, Inc., REIT                                1,024,600
  18,000 Lehman Brothers Holdings, Inc.                             1,354,500
  25,755 Morgan Stanley                                             1,359,091
                                                                 ---------------
                                                                   10,700,895

         FOOD & BEVERAGE - 2.52%
--------------------------------------------------------------------------------
  52,300 Pepsi Bottling Group, Inc.                                 1,597,242
  83,500 Ryan's Restaurant Group, Inc. (1)                          1,319,300
                                                                 ---------------
                                                                    2,916,542

         INSURANCE - 8.03%
--------------------------------------------------------------------------------
  60,000 Aspen Insurance Holdings, Ltd.                             1,393,800
  39,000 IPC Holdings, Ltd.                                         1,440,270
  29,400 Montpelier Re Holdings, Ltd.                               1,027,530
  25,000 Radian Group, Inc.                                         1,197,500
  32,200 RenaissanceRe Holdings, Ltd.                               1,737,190
  32,060 SAFECO Corp.                                               1,410,640



SHARES                                                         VALUE (NOTE 1)


         INSURANCE (CONTINUED)
--------------------------------------------------------------------------------
  14,600 XL Capital, Ltd., Class A                               $  1,101,716
                                                                 ---------------
                                                                    9,308,646

         MANUFACTURING - 5.46%
--------------------------------------------------------------------------------
  37,850 Amer. Axle & Manufacturing Holdings, Inc.                  1,376,226
 148,375 Lamson & Sessions Co. (1)                                  1,192,935
  23,800 Lear Corp.                                                 1,403,962
  44,275 Masco Corp.                                                1,380,495
  98,000 Polyair Inter Pack, Inc. (1)                                 975,100
                                                                 ---------------
                                                                    6,328,718

         PHARMACEUTICALS - 1.16%
--------------------------------------------------------------------------------
  28,400 Merck & Co., Inc.                                          1,349,000

         PUBLISHING & BROADCASTING - 14.87%
--------------------------------------------------------------------------------
  49,900 Comcast Corp., Class A (1)                                 1,377,739
  48,350 Cox Communications, Inc., Class A (1)                      1,343,647
  23,800 Dow Jones & Co., Inc.                                      1,073,380
  21,150 Gannett, Inc.                                              1,794,577
  30,000 Lee Enterprises, Inc.                                      1,440,300
 140,600 Liberty Media Corp., Class A (1)                           1,263,994
  20,600 McClatchy Co., Class A                                     1,445,090
  14,700 McGraw-Hill Cos., Inc.                                     1,125,579
  40,200 News Corp., Ltd., SP ADR                                   1,423,884
  30,400 Pulitzer, Inc.                                             1,486,560
  41,100 Viacom, Inc., Class B                                      1,468,092
   2,135 Washington Post Co., Class B                               1,985,571
                                                                 ---------------
                                                                   17,228,413

         RETAIL - 3.87%
--------------------------------------------------------------------------------
  29,000 Ethan Allen Interiors, Inc.                                1,041,390
  28,300 Federated Department Stores, Inc.                          1,389,530
  29,225 May Department Stores Co. (The)                              803,395
  46,500 Ross Stores, Inc.                                          1,244,340
                                                                 ---------------
                                                                    4,478,655

         TEXTILES & APPAREL - 3.48%
--------------------------------------------------------------------------------
  32,500 Jones Apparel Group, Inc.                                  1,283,100
  42,400 Liz Claiborne, Inc.                                        1,525,552
  35,500 Polo Ralph Lauren Corp.                                    1,222,975
                                                                 ---------------
                                                                    4,031,627

         TRANSPORTATION - 3.09%
--------------------------------------------------------------------------------
 150,500 OMI Corp.                                                  1,790,950
  47,730 Teekay Shipping Corp.                                      1,784,147
                                                                 ---------------
                                                                    3,575,097

          TOTAL COMMON STOCKS                                     107,362,777
          (Cost $77,362,541)

          INVESTMENT COMPANY - 7.94%
9,205,789 Dreyfus Cash Management Plus Fund(2)                      9,205,789
                                                                 ---------------

          TOTAL INVESTMENT COMPANY                                  9,205,789
                                                                 ---------------
          (Cost $9,205,789)

          TOTAL INVESTMENTS - 100.60%                             116,568,566
          (Cost $86,568,330*)

          LIABILITIES NET OF CASH
            & OTHER ASSETS - (0.60)%                                 (697,765)
                                                                 ---------------

          TOTAL NET ASSETS - 100.00%                             $115,870,801
                                                                 ===============
--------------------------------------------------------------------------------
     (1) Non-income producing.
     (2) An affiliate of the Custodian.
     ADR American Depositary Receipt
    REIT Real Estate Investment Trust
  SP ADR Sponsored American Depositary Receipt


* For Federal income tax purposes, cost is $86,568,330 and
appreciation (depreciation) is as follows:
         Unrealized appreciation:                               $31,941,826
         Unrealized depreciation:                                (1,941,590)
                                                               --------------
         Net unrealized appreciation:                           $30,000,236
                                                               ==============

                    SEE NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
2 DELPHI VALUE FUND -- 2004 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------
                      STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                           JUNE 30, 2004 (UNAUDITED)

ASSETS:
Investments, at value (Note 1) (See Portfolio of Investments)   $ 116,568,566
Cash                                                                    6,285
Dividends receivable                                                  111,113
Receivable for investments sold                                       617,119
Receivable for shares sold                                            460,000
Prepaid expenses and other assets                                       1,437
                                                                --------------
   Total assets                                                   117,764,520
                                                                --------------


LIABILITIES:
Payable for investments purchased                                   1,736,464
Payable for shares redeemed                                               399
Investment advisory fee payable (Note 2)                               93,246
Distribution fee payable (Note 2)                                      13,423
Accrued trustees' fees and expenses (Note 2)                           11,554
Accrued expenses and other payables                                    38,633
                                                                --------------
   Total liabilities                                                1,893,719
                                                                --------------
NET ASSETS                                                      $ 115,870,801
                                                                ==============

Investments, at cost                                            $  86,568,330
                                                                ==============

NET ASSETS CONSIST OF:
Accumulated net investment loss                                 $     (55,210)
Accumulated net realized gain on investments sold                   4,292,849
Net unrealized appreciation of investments                         30,000,236
Par value                                                               7,076
Paid-in capital in excess of par value                             81,625,850
                                                                --------------
NET ASSETS                                                      $ 115,870,801
                                                                ==============

COMPUTATION OF NET ASSET VALUE
RETAIL CLASS SHARES:
Net asset value, offering and redemption price
  per share ($65,677,515 / 4,034,076 shares)                    $       16.28
                                                                ==============
INSTITUTIONAL CLASS SHARES:
Net asset value, offering and redemption price
  per share ($50,193,286 / 3,042,286 shares)                    $       16.50
                                                                ==============

                       SEE NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                  DELPHI VALUE FUND -- 2004 SEMI-ANNUAL REPORT 3

--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
               FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

INVESTMENT INCOME:
Dividends                                                       $     744,388
                                                                --------------
  Total investment income                                             744,388
                                                                --------------

EXPENSES:
Investment advisory fee (Note 2)                                      554,887
Administration fee (Note 2)                                            41,657
Transfer agent fees (Note 2)                                           36,348
Sub-transfer agent fee (Retail Class) (Note 3)                         14,644
Custodian fees (Note 2)                                                13,243
Professional fees                                                      22,874
Trustees' fees and expenses (Note 2)                                   17,885
Registration and filing fees                                           11,500
Reports to shareholders                                                 3,992
Distribution fees (Retail Class) (Note 2)                              79,505
Other                                                                   3,063
                                                                --------------
  Total expenses                                                      799,598
                                                                --------------
NET INVESTMENT LOSS                                                   (55,210)
                                                                --------------




NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from security transactions                        3,293,411
Net increase in unrealized appreciation of securities                  49,359
                                                                --------------
Net realized and unrealized gain on investments                     3,342,770
                                                                --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $   3,287,560
                                                                ==============


--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------



                                                                 FOR THE SIX MONTHS ENDED       FOR THE YEAR ENDED
                                                                 JUNE 30, 2004 (UNAUDITED)      DECEMBER 31, 2003
                                                                 ------------------------       -----------------

Net investment loss                                              $        (55,210)              $     (76,385)
Net realized gain from security transactions                            3,293,411                   2,118,228
Net change in unrealized appreciation of investments                       49,359                  23,629,068
                                                                 ------------------------       -----------------
Net increase in net assets resulting from operations                    3,287,560                  25,670,911
Net increase in net assets from fund share transactions (Note 5)        6,207,723                   3,300,452
                                                                 ------------------------       -----------------

Net increase in net assets                                              9,495,283                  28,971,363

NET ASSETS:
Beginning of period                                                   106,375,518                  77,404,155
                                                                 ------------------------       -----------------
End of period (including line A)                                 $    115,870,801               $ 106,375,518
                                                                 ========================       =================
(A) Accumulated net investment loss                              $        (55,210)              $          --
                                                                 ========================       =================




                       SEE NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
4 DELPHI VALUE FUND -- 2004 SEMI-ANNUAL REPORT

-------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
              FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                             RETAIL CLASS SHARES
                                                 --------------------------------------------------------------------

                                                   For the
                                              Six Months Ended
                                                  6/30/2004    ________________For the Year Ended____________________
                                                 (unaudited)   12/31/2003 12/31/2002 12/31/2001 12/31/2000 12/31/1999
                                                 -----------   ---------- ---------- ---------- ---------- ----------
Net asset value - beginning of period            $  15.79      $  11.91   $   13.18    $  13.00   $  11.19   $  10.12
Net investment income (loss)                        (0.02)        (0.03)      (0.02)      (0.02)     (0.01)        -- (b)(c)(d)
Net realized and unrealized gain (loss) on
  investments                                        0.51          3.91       (1.25)       0.27       1.94       1.14
                                                 -----------   ---------- ---------- ---------- ---------- ----------
Net increase (decrease) in net assets resulting
  from investment operations                         0.49          3.88       (1.27)       0.25       1.93       1.14

Distributions from net investment income               --            --          --          --         --         --(c)
Distributions from net realized gains on
  investments                                          --            --          --       (0.07)     (0.12)     (0.07)
                                                 -----------   ---------- ---------- ---------- ---------- ----------
Total distributions                                    --            --          --       (0.07)     (0.12)     (0.07)

Net asset value - end of period                  $  16.28      $  15.79   $   11.91  $    13.18   $  13.00   $  11.19
                                                 ===========   ========== ========== ========== ========== ==========

Total return (a)                                     3.10%(e)     32.58%      (9.64)%      1.90%     17.30%     11.30%
                                                 ===========   ========== ========== ========== ========== ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $ 65,678      $ 61,197   $  43,808  $  44,744   $  45,312  $  31,055
Ratio of net investment income (loss) to average
  net assets                                        (0.23)%       (0.21)%     (0.13)%    (0.12)%     (0.12)%     0.00%(d)
Ratio of operating expenses to average net assets
  before fees waived and/or expenses reimbursed
  by investment adviser and administrator            1.57%         1.64%       1.63%      1.64%       1.71%      1.86%
Ratio of operating expenses to average net assets
  after waivers and/or expense reimbursements        1.57%         1.64%       1.63%      1.64%       1.71%      1.75%
Portfolio turnover rate                                13%(e)        22%         23%        29%         45%        17%

------------------------------------------------------------------------------------------------------------------------------------

(a) Total return represents aggregate total return for the period indicated and would have been lower during periods in which fees werewaived and expenses reimbursed and assumes reinvestment of all distributions.
(b) The selected per share data was calculated using the weighted average share method for the period.
(c) The selected amounts are less than $0.005.
(d) Net investment income would have been lower during periods in which fees were waived and expenses reimbursed.
(e) Not annualized.


                       SEE NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                  DELPHI VALUE FUND -- 2004 SEMI-ANNUAL REPORT 5

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
              FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                             INSTITUTIONAL CLASS SHARES
                                                 --------------------------------------------------------------------

                                                  For the
                                              Six Months Ended
                                                  6/30/2004    ________________For the Year Ended____________________
                                                 (unaudited)   12/31/2003 12/31/2002 12/31/2001 12/31/2000 12/31/1999
                                                 -----------   ---------- ---------- ---------- ---------- ----------
Net asset value - beginning of period            $   15.98     $  12.02   $  13.26   $  13.05   $  11.20   $  10.12
Net investment income                                 0.01         0.01       0.02       0.02       0.02       0.03(b)(c)
Net realized and unrealized gain (loss) on
  investments                                         0.51         3.95      (1.26)      0.26       1.95       1.14
                                                 -----------   ---------- ---------- ---------- ---------- ----------
Net increase (decrease) in net assets resulting
  from investment operations                          0.52         3.96      (1.24)      0.28       1.97       1.17

Distributions from net investment income                --           --         --         --         --      (0.02)
Distributions from net realized gains on
  investments                                           --           --         --      (0.07)     (0.12)     (0.07)
                                                 -----------   ---------- ---------- ---------- ---------- ----------
Total distributions                                     --           --         --      (0.07)     (0.12)     (0.09)

Net asset value - end of period                  $   16.50     $  15.98   $  12.02   $  13.26   $  13.05   $  11.20
                                                 ===========   ========== ========== ========== ========== ==========

Total return (a)                                      3.25%(d)    32.95%     (9.35)%     2.12%     17.64%     11.61%
                                                 ===========   ========== ========== ========== ========== ==========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $   50,193     $ 45,179   $ 33,596   $ 27,938  $  23,956  $  22,763
Ratio of net investment income to average
  net assets                                          0.07%        0.08%      0.17%      0.18%      0.18%      0.25% (c)
Ratio of operating expenses to average net assets
  before fees waived and/or expenses reimbursed
  by investment adviser and administrator             1.27%        1.35%      1.33%      1.34%      1.41%      1.57%
Ratio of operating expenses to average net assets
  after waivers and/or expense reimbursements         1.27%        1.35%      1.33%      1.34%      1.41%      1.50%
Portfolio turnover rate                                 13%(d)       22%        23%        29%        45%        17%

------------------------------------------------------------------------------------------------------------------------------------

(a) Total return represents aggregate total return for the period indicated and would have been lower during periods in which fees were waived and expenses reimbursed and assumes reinvestment of all distributions.
(b) The selected per share data was calculated using the weighted average share method for the period.
(c) Net investment income would have been lower during periods in which fees were waived and expenses reimbursed.
(d) Not annualized.


                       SEE NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
6  DELPHI VALUE FUND -- 2004 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                           JUNE 30, 2004 (UNAUDITED)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES: Kobren Insight Funds (the "Trust") was organized on September 13, 1996, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a no-load, open-end diversified management investment company. As of June 30, 2004, the Trust offered shares of two funds, Kobren Growth Fund and Delphi Value Fund. Information presented in these financial statements pertains only to the Delphi Value Fund (the "Fund"). The Fund is authorized to issue two classes of shares - the Retail Class and the Institutional Class. Each class of shares outstanding bears the same voting, dividend, liquidation and other rights and conditions, except that the expenses incurred in the distribution and marketing of such shares are different for each class. Additionally, the Retail Class is subject to 12b-1 fees and sub-transfer agent fees. The Fund seeks to achieve its investment objective by investing primarily in equity securities of U.S. companies. Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Fund based on the relative net assets of each class. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

USE OF ESTIMATES -- The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION -- Investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded or for NASDAQ traded securities, the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

DIVIDENDS AND DISTRIBUTIONS -- It is the policy of the Fund to declare and pay dividends from net investment income annually. The Fund will distribute net realized capital gain (including net short-term capital gain), if any, annually, unless offset by any available capital loss carryforward. Additional distributions of net investment income and capital gains for the Fund may be made in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gain. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund.

As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:


                       CAPITAL LOSS     UNDISTRIBUTED        UNDISTRIBUTED     UNREALIZED
                       CARRYFORWARD    ORDINARY INCOME      LONG TERM GAIN    APPRECIATION
                       ------------    ---------------      --------------    ------------
Delphi Value Fund          $ --             $ --               $ 940,708      $ 30,009,607


These amounts are as of the most recent tax year end.

Net investment income and realized gain and loss for federal income tax purposes may differ from that reported in the financial statements because of permanent book and tax basis differences.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the specific identified cost basis. Dividend income is recognized on the exdividend date. Dividend income on foreign securities is recognized as soon as the Fund is informed of the ex-dividend date. The Fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is recognized on the accrual basis. All discounts/premiums are accreted/amortized using the effective yield method.

FEDERAL INCOME TAX -- The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, applicable to regulated investment companies, by distributing substantially all of its earnings to its shareholders. Therefore, no federal income or excise tax provision is applicable.

EXPENSES -- Expenses of the Trust which are directly identifiable to a specific fund are allocated to that fund. Other expenses of the Trust are allocated among the funds based upon relative net assets of each fund. Other expenses of the Trust are allocated equally to those funds in the Trust.

COMMITMENTS AND CONTINGENCIES -- In the normal course of business, the Trust enters into contracts on behalf of the Fund that contain a variety of provisions for general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that are not known at this time. However, based on experience, the Fund believes the risk of loss is remote.

--------------------------------------------------------------------------------
                                  DELPHI VALUE FUND -- 2004 SEMI-ANNUAL REPORT 7

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                           JUNE 30, 2004 (UNAUDITED)

2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE, DISTRIBUTION AND SHAREHOLDER SERVICING FEES AND OTHER RELATED PARTY TRANSACTIONS

The Trust has entered into an investment advisory agreement (the "Advisory Agreement") with Kobren Insight Management, Inc. ("KIM" or the "Adviser") who has engaged Delphi Management, Inc. ("Delphi") as the Fund's sub-adviser. The Advisory Agreement provides that the Fund pays KIM a fee, computed daily and paid monthly, at the annual rate of 1.00% of the Fund's average daily net assets. KIM is solely responsible for the payment of the sub-adviser fee to Delphi. KIM has voluntarily agreed to limit the Fund's total annual operating expenses of the Retail Class and Institutional Class to no more than 1.75% and 1.50%, respectively, of the Fund's average daily net assets. This voluntary agreement may be terminated at the discretion of the Adviser.

The Trust has also entered into an administration agreement (the "Administration Agreement") with PFPC Inc. (the "Administrator"), a member of PNC Financial Services Group, Inc. The Administrator also serves as the Trust's transfer agent and dividend paying agent. Mellon Trust of New England, N.A., an indirectly wholly-owned subsidiary of Mellon Financial Corporation, serves as the Trust's custodian. Kobren Insight Brokerage, Inc. ("KIB"), an affiliate of KIM, serves as distributor of the Fund.

The Retail Class of the Fund has adopted a Shareholder Servicing and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Fund pays KIB a monthly 12b-1 fee for distribution services provided, at an annual rate of 0.25% of the average daily net assets attributable to the Retail Class of shares.

No officer, director or employee of KIM, KIB, the Administrator, or any affiliate thereof, receives any compensation from the Trust for serving as a trustee or officer of the Trust. Each trustee who is not an "affiliated person" receives an annual retainer fee of $5,000 plus $1,000 for each board meeting attended and $500 for each committee meeting attended. The Trust also reimburses out-of-pocket expenses incurred by each trustee in attending such meetings.

3. SUB-TRANSFER  AGENT   FEES

The Retail Class of the Fund is subject to sub-transfer agent fees consisting of broker-dealer and fund network fees. The Fund pays participating networks a monthly fee for maintaining shareholder accounts at an annual rate of 0.10% of the average daily balance of fund accounts invested through those networks.

4. PURCHASES  AND  SALES

The aggregate amounts of purchases and sales of the Fund's investment securities, other than short-term securities, for the six months ended June 30, 2004, were $16,654,520 and $12,886,253 of non-governmental issues, respectively.

5. SHARES  OF  BENEFICIAL INTEREST

As of June 30, 2004, an unlimited number of shares of beneficial interest, par value $0.001, was authorized for the Trust. Changes in shares of beneficial interest for the Fund were as follows:


                                                      SIX MONTHS ENDED                          YEAR ENDED
                                                  JUNE 30, 2004 (UNAUDITED)                  DECEMBER 31, 2003
                                                  ------------------------              -------------------------
RETAIL CLASS:                                      SHARES            AMOUNT              SHARES             AMOUNT
                                                  -------           -------             -------            -------
Shares sold                                       468,915       $ 7,574,522             782,257       $ 10,512,019
Shares issued as reinvestment of distributions         --                --                  --                 --
Shares redeemed                                  (309,400)       (5,014,229)           (585,812)        (7,536,897)
                                                 --------        ----------            --------         ----------
Net increase                                      159,515       $ 2,560,293             196,445       $  2,975,122
                                                 ========        ==========            ========         ==========
INSTITUTIONAL CLASS:
Shares sold                                       421,344       $ 7,016,291             525,944       $  7,000,814
Shares issued as reinvestment of distributions         --                --                  --                 --
Shares redeemed                                  (205,873)       (3,368,861)           (494,890)        (6,675,484)
                                                 --------        ----------            --------         ----------
Net increase                                      215,471         3,647,430              31,054            325,330
                                                 ========        ==========            ========         ==========
Total net increase from fund share transactions                 $ 6,207,723                            $ 3,300,452


At June 30, 2004, KIM, Delphi and their affiliates owned 573,987 Retail Class shares of the Fund representing 14.2% of the outstanding shares. Discretionary accounts managed by KIM for management clients collectively held 1,826,787 shares of the Institutional Class representing 60.0% of the outstanding shares.

--------------------------------------------------------------------------------
Descriptions of Delphi Value Fund's Proxy Voting Policies and Procedures are available upon request and without charge on Delphi Value Fund's website at www.delphivalue.com or by calling toll free 1-800-4KOBREN (800-456-2736) or on the Securities and Exchange Commissions's website at www.sec.gov.
--------------------------------------------------------------------------------

8  DELPHI VALUE FUND -- 2004 SEMI-ANNUAL REPORT

                        KOBREN INSIGHT MANAGEMENT, INC.

[GRAPHIC OMITTED]
KOBREN
INSIGHT
FUNDS

                               KOBREN GROWTH FUND
--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT                                                 JUNE 30, 2004

[PHOTO]
ERIC M. KOBREN

MESSAGE TO SHAREHOLDERS

STOCKS END A SEE-SAW
FIRST HALF WITH MODEST GAINS
The S&P 500's quarterly returns this year look like the very model of consistency: up 1.7% for the first quarter and 1.7% for the second. But that masks what has actually been a turbulent market. The market roared ahead in January and February, rising 3.3% in a continuation of 2003's solid performance. Then the specter of terrorism reared its ugly head with the Madrid bombings and the markets gave back about half of those gains in March. The second quarter was a near mirror image. The quarter started off weak as fears of rising inflation and interest rates scuttled both stock and bond prices in April. But in May and June, the markets rallied as very strong corporate earnings provided a solid foundation for stocks and investors gradually began to believe that inflation and interest rate fears were overdone.

A TOUGH ENVIRONMENT TO NAVIGATE
   This environment with all its twists and turns proved difficult for most managers, as the average U.S. stock fund significantly trailed the broad market. We also trailed the broad market gaining 2.1% during the first six months of 2004, versus a 3.4% gain for the S&P 500 Index. The underperformance can be explained by our diversification into non-S&P 500 areas of the market, as well as some rough patches for some of our core holdings.
   One of our largest holdings, Oakmark Select (currently 14.5% of fund assets) was particularly hard hit as some of the fund's financial service holdings declined in the face of increasing interest rates and a drop in mortgage refinancings. Due to the fund's concentrated portfolio structure, wide swings up and down are to be expected.
   Our international diversification was also a drag on performance during the first half. SSgA Emerging Markets Fund is currently a modest 3.5% of Kobren Growth, but it contributed significantly to our performance in 2003 and during the first quarter of 2004. In the second quarter, this area of the securities market hit a pothole in the face of rising U.S. interest rates, a stronger U.S. dollar and China's attempts to slow down its overheated economy.
   While we are constantly reassessing our investments, we continue to maintain an exposure in emerging markets. We believe this area still offers greater growth prospects than developed markets, and many of these stocks are more reasonably valued. We also believe that the U.S. dollar will resume its decline against other currencies.
   There were some very nice bright spots in the portfolio, most notably Pimco Commodity RealReturn Strategy (representing 5.1% of the Fund). Despite a difficult second quarter, the fund was our best performer this year to date, with a gain of 8.2%. This unique fund is tied to commodity prices (a good portion of that is oil prices) and we purchased it last year to provide the portfolio a hedge against rising inflation, which is exactly what it did.

SECOND HALF  CHALLENGES
   Looking to the second half of the year, we expect continued market volatility as many uncertainties, from the presidential election (and the wild card of terrorism as we approach that election), to the fate of the new government in Iraq, lie ahead. Also, it is unclear what will happen to the economy now that the refinancing boom (which put a lot of cash in consumer's pockets) is over and the effects of the massive fiscal stimulus start to wane.
   At least one uncertainty has recently been removed with the Federal Reserve's 1/4 point rate hike on June 30. While uncertainty over the length and magnitude of this cycle of rising interest rates remains, at least the waiting game for the first hike is over. And market history suggests that things usually start to get better (for stocks and bonds) within a few months after the first hike. The second half of election years has also typically been a better time for the stock market than the first halves.

KEEPING OUR EYE ON THE BALL
   We will remain vigilant in our review of changes in the general direction of the market during the second half as we contine to review our asset and style allocations. Nevertheless, shifts to different market areas will continue to be rather modest, as we generally avoid making major market calls. As always, our primary focus is on identifying the best fund managers in each area of the market. That is how we add the most value for our shareholders.

Sincerely,
/S/ ERIC M. KOBREN
Eric M. Kobren
President  and  Portfolio  Manager

--------------------------------------------------------------------------------
                          KOBREN GROWTH FUND (6/30/04)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                       VALUE OF $10,000 INVESTED 12/16/96


           12/16/1996                10,000.00
           12/31/1996                10,240.00
            3/31/1997                10,420.00
            6/30/1997                11,560.00
            9/30/1997                12,170.00
           12/31/1997                11,779.00
            3/31/1998                13,089.00
            6/30/1998                13,181.00
            9/30/1998                11,226.00
           12/31/1998                13,128.00
            3/31/1999                13,965.00
            6/30/1999                15,148.00
            9/30/1999                14,133.00
           12/31/1999                17,027.00
            3/31/2000                17,693.00
            6/30/2000                16,583.00
            9/30/2000                16,383.00
           12/31/2000                15,367.00
            3/31/2001                14,219.00
            6/30/2001                15,217.00
            9/30/2001                12,885.00
           12/31/2001                14,249.00
            3/31/2002                14,650.00
            6/30/2002                13,610.00
            9/30/2002                12,006.00
           12/31/2002                12,644.00
            3/31/2003                12,328.00
            6/30/2003                14,046.00
            9/30/2003                14,475.00
           12/31/2003                16,179.00
            3/31/2004                16,664.00
            6/30/2004                16,524.00


                                     12 MONTHS       ANNUALIZED
                           YTD         ENDED      SINCE INCEPTION
TOTAL RETURN (%)         6/30/04      6/30/04        (12/16/96)
----------------        ---------   -----------   ----------------
Kobren  Growth            2.1%         17.6%            6.9%



--------------------------------------------------------------------------------
                                ASSET ALLOCATION*
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Cash & Net Other  Assets and Liab.   1.8%
International                       20.5%
U.S.  Stocks                        67.1%
Bond                                10.6%

--------------------------------------------------------------------------------
                              STYLE ALLOCATION (%)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Large Cap Growth                    26.7%
Mid Cap Value                       21.8%
International                       20.5%
Bond                                 5.5%
Specialty                            5.1%
Large Cap Value                      7.4%
Small Cap Value                     11.2%
Cash & Net Other  Assets  and Liab.  1.8%


KOBREN GROWTH FUND (Ticker: KOGRX): Your fund returned 2.1% for the first half of 2004, compared to the S&P 500's return of 3.4%. Though the Fund maintained a lower volatility profile relative to the S&P and peers, which accounts for some of the underperformance, we were not satisfied with our returns in the first half of 2004.
   Our asset allocation decisions added value in the first half of the year. Compared to our neutral weights, we overweighted international securities relative to domestic and underweighted large-caps relative to small and mid-cap stocks. Our non-equity allocations in the aggregate added value as the high yield bond and commodity combination also produced a superior return to the S&P 500.
   So what went wrong? Interestingly, it was the funds that did the best in absolute terms that did not perform as well as they should have. Our three best performing funds for the first half of the year - LONGLEAF PARTNERS SMALL CAP, ARTISAN INTERNATIONAL SMALL CAP, and PIMCO COMMODITY REALRETURN STRATEGY - all performed below average relative to peers.
   Our stalwart value funds: OAKMARK SELECT and LONGLEAF PARTNERS also did not help. Oakmark Select was hit hard in June due to a missed earnings report by a top holding. Longleaf was held back this year by its heavy cash position. We continue to expect that these funds will maintain prominent roles in Kobren Growth given their excellent management teams.

--------------------------------------------------------------------------------
                               TOP TEN HOLDINGS*
--------------------------------------------------------------------------------

KOBREN  GROWTH                        STYLE                 ALLOC (%)
---------------                       -------              -------------
Oakmark  Select                     Mid Cap Value              14.5%
T. Rowe Price Blue Chip Growth      Large Cap Growth           12.4%
Longleaf  Partners Small Cap        Small Cap Value            11.2%
Fidelity  Blue Chip Growth          Large Cap Growth           10.9%
Julius Baer Intl. Equity- I         International              10.6%
Fidelity  Equity-Income             Large Cap Value             7.5%
Longleaf  Partners                  Mid Cap Value               7.3%
Artisan Int'l Small Cap             International               6.0%
Fidelity Advisor High Income - I    High Yield  Bond            5.4%
PIMCO  Commodity RealReturn         Specialty                   5.1%
TOTAL FUND NET ASSETS               $54,799,349

--------------------------------------------------------------------------------
                                 TOP SECTORS**
--------------------------------------------------------------------------------

                          (Totals may not equal 100%)

Financial  Services     20.9
Consumer  Services      14.0
Industrial  Materials    9.8
Healthcare               9.6
Consumer  Goods          9.2
Media                    8.9
Hardware                 6.9
Business  Services       6.9
Energy                   5.8
Telecom                  5.1
Software                 2.1
Utilities                0.8



--------------------------------------------------------------------------------
 *Based on total net assets.                                     **Equities only

Kobren Insight Management, Inc. is the adviser for Kobren Insight Funds, and Kobren Insight Brokerage, Inc., a NASD broker/dealer, is the distributor for the Funds. PERFORMANCE DATA REFLECTS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. PERFORMANCE DATA DOES NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF SHARES AND WOULD HAVE BEEN LOWER IN THE ABSENCE OF FEE WAIVERS AND EXPENSE REIMBURSEMENTS. RETURN FIGURES INCLUDE REINVESTMENT OF DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS AND SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.
--------------------------------------------------------------------------------

2 KOBREN  INSIGHT  FUNDS -- 2004  SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                            JUNE 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
 SHARES    MUTUAL FUNDS - 100.08%                               VALUE (NOTE 1)
--------------------------------------------------------------------------------

           LARGE CAP GROWTH - 26.68%
--------------------------------------------------------------------------------
  146,239  Fidelity Blue Chip Growth Fund                       $     5,954,863
   74,731  Fidelity  Capital  Appreciation  Fund                      1,898,915
  231,166  T. Rowe Price Blue Chip Growth Fund                        6,768,547
                                                                    ------------
                                                                     14,622,325

           MID CAP VALUE - 21.80%
--------------------------------------------------------------------------------
  129,761  Longleaf  Partners Fund                                    4,009,617
  256,926  Oakmark Select  Fund - Class I                             7,936,447
                                                                    ------------
                                                                     11,946,064

           INTERNATIONAL  -  20.50%
--------------------------------------------------------------------------------
  200,281  Artisan  International Small Cap Fund                      3,296,618
  210,098  Julius Baer Int'l Equity Fund - Class I                    5,828,118
  170,814  SSgA Emerging Markets Fund                                 2,109,551
                                                                    ------------
                                                                     11,234,287

           SMALL CAP VALUE - 11.17%
--------------------------------------------------------------------------------
  201,940  Longleaf  Partners  Small Cap Fund                         6,120,813

           LARGE CAP VALUE - 7.46%
--------------------------------------------------------------------------------
   80,869  Fidelity  Equity-Income  Fund                              4,087,123

           BOND - 5.45%
--------------------------------------------------------------------------------
  322,142  Fidelity Adv. High Inc. Fund - Class I                     2,983,037

--------------------------------------------------------------------------------
 SHARES                                                         VALUE (NOTE 1)
--------------------------------------------------------------------------------

           SPECIALTY - 5.13%
--------------------------------------------------------------------------------
  194,471  PIMCO  Commodity  RealReturn
              Strategy Fund - Class I                               $ 2,812,050

           MONEY MARKET FUND - 1.89%
--------------------------------------------------------------------------------
1,036,371  Dreyfus Cash Mgmt. Plus Fund (1)                           1,036,371

           TOTAL MUTUAL FUNDS
           (COST $43,973,754)                                        54,842,070
                                                                    ------------

TOTAL INVESTMENTS
(Cost $43,973,754*)
                                                      100.08%        54,842,070

LIABILITIES  NET OF CASH
   AND OTHER ASSETS                                    -0.08%           (42,721)
                                                    ---------      -------------

TOTAL NET ASSETS                                      100.00%      $ 54,799,349
                                                    =========      =============
--------------------------------------------------------------------------------
(1) An affiliate of the Custodian.

   * For Federal income tax purposes, cost is $43,973,754 and appreciation (depreciation) is as follows:

         Unrealized appreciation:       $ 10,938,449
         Unrealized depreciation:            (70,133)
                                        ------------
    Net unrealized appreciation:        $ 10,868,316
                                        ============

--------------------------------------------------------------------------------
                      STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                            JUNE 30, 2004 (UNAUDITED)

ASSETS:
Investments,  at value (Note 1) (See  Portfolio  of  Investments)                $  54,842,070
Dividends  receivable                                                                   18,725
Receivable  for fund  shares  sold                                                       4,327
Prepaid expenses and other assets                                                        3,761
                                                                                 --------------
  Total assets                                                                      54,868,883
                                                                                 --------------
LIABILITIES:
Payable for fund shares  redeemed                                                       10,617
Investment  advisory fee payable  (Note 2)                                              25,118
Accrued  Trustees' fees and expenses  (Note 2)                                           5,571
Accrued  expenses and other payables                                                    28,228
                                                                                 --------------
  Total liabilities                                                                     69,534
                                                                                 --------------
NET ASSETS:                                                                      $  54,799,349
                                                                                 ==============
Investments, at cost                                                             $  43,973,754
                                                                                 ==============
NET ASSETS CONSIST OF:
Accumulated net investment income                                                $      41,912
Accumulated  net  realized  loss on  investments  sold                              (1,183,292)
Net unrealized  appreciation  of  investments                                       10,868,316
Par value                                                                                4,227
Paid-in capital  in  excess of par  value                                           45,068,186
                                                                                 --------------
NET  ASSETS                                                                      $  54,799,349
                                                                                 ==============
SHARES OUTSTANDING                                                                   4,227,459
                                                                                 ==============
Net asset value,  offering and redemption price per share
(Net Assets/Shares  Outstanding)                                                 $       12.96
                                                                                 ==============

                       SEE NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
INTERNATIONAL INVESTING HAS SPECIAL RISKS, INCLUDING CURRENCY FLUCTUATION, POLITICAL AND ECONOMIC INSTABILITY, AND THE VOLATILITY OF EMERGING MARKETS. The Adviser absorbs certain expenses of each Kobren Insight Fund, without which total returns would have been lower. Portfolio holdings are also subject to change. Data sources: Kobren Insight Management, Inc. and Morningstar. This report must be preceded or accompanied by a prospectus. Please read it carefully before investing. You may obtain a prospectus or current performance information by calling 1-800-4KOBREN (1-800-456-2736) or by visiting www.kobren.com. Copyright (C)2004
--------------------------------------------------------------------------------
                              KOBREN INSIGHT FUNDS -- 2004 SEMI-ANNUAL  REPORT 3

--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
               FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)



INVESTMENT  INCOME:
Dividends                                                           $   213,183
                                                                    ------------
   Total investment  income                                             213,183
                                                                    ------------
EXPENSES:
Investment  advisory fee (Note 2)                                       208,064
Administration fee (Note 2)                                              35,933
Transfer  agent fees (Note 2)                                            25,623
Sub-transfer  agent fees (Note 3)                                         7,618
Custodian  fees (Note 2)                                                  1,500
Professional fees                                                        13,282
Trustees' fees and expenses (Note 2)                                      8,920
Registration and filing fees                                              7,500
Reports to  shareholders                                                  4,076
Other                                                                     2,506
                                                                    ------------
   Total expenses                                                       315,022
Expenses waived by investment adviser (Note 2)                          (37,602)
Other reductions (Note 2)                                                (6,101)
                                                                    ------------
   Net expenses                                                         271,319
                                                                    ------------
NET INVESTMENT LOSS                                                     (58,136)
                                                                    ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from security transactions                          1,154,528
Net increase in  unrealized  appreciation  of  securities               133,631
                                                                    ------------
Net realized and unrealized gain on investments                       1,288,159
                                                                    ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 1,230,023
                                                                    ============

--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         SIX MONTHS ENDED               YEAR ENDED
                                                                     JUNE 30, 2004 (UNAUDITED)       DECEMBER 31, 2003
                                                                     ------------------------        -----------------
Net investment  income  (loss)                                          $    (58,136)                  $   520,646
Net realized  gain from security transactions                              1,154,528                     1,953,313
Short-term capital gain distributions received                                    --                        94,991
Long-term capital gain distributions received                                     --                        23,876
Net change in unrealized  appreciation of investments                        133,631                     9,784,184
                                                                        -------------                  ------------
Net increase in net assets resulting  from  operations                     1,230,023                    12,377,010
Distribution  to shareholders from:
   Net investment  income                                                         --                      (515,589)
                                                                        -------------                  ------------
      Total distributions                                                         --                      (515,589)

Net decrease  in net assets from fund share transactions (Note 5)         (1,078,501)                   (3,704,214)
                                                                        -------------                  ------------
Net increase in net assets                                                   151,522                     8,157,207

NET ASSETS:
Beginning of period                                                       54,647,827                    46,490,620
                                                                        -------------                  ------------
End of period  (including  line A)                                      $ 54,799,349                   $54,647,827
                                                                        =============                  ============
(A) Accumulated net investment income                                   $     41,912                   $   100,048
                                                                        =============                  ============

                       SEE NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
4 KOBREN  INSIGHT FUNDS -- 2004  SEMI-ANNUAL  REPORT

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

-----------------------------------------------------
FOR A FUND SHARE  OUTSTANDING  THROUGHOUT THE PERIOD.
-----------------------------------------------------

                                                FOR THE
                                              SIX  MONTHS
                                                 ENDED
                                               6/30/2004   ------------------------ FOR THE  YEAR  ENDED---------------------------
                                              (UNAUDITED)   12/31/2003    12/31/2002      12/31/2001     12/31/2000     12/31/1999
                                              -----------   ----------    ----------      ----------     ----------     ----------

Net asset  value - beginning of period           $ 12.69      $ 10.01       $ 11.37         $ 12.32        $ 15.34       $ 12.54

Net investment income (loss) (a)(b)                (0.01)        0.12          0.07           (0.04)         (0.04)        (0.04)
Short-term capital gains distributions received       --         0.02          0.01            0.01           0.22          0.14
Net realized and unrealized gain (loss) on
   investments                                      0.28         2.66         (1.36)          (0.87)         (1.68)         3.63
                                                 --------     --------      --------        --------       --------      --------
Net increase (decrease) in net assets  resulting
   from  investment operations                      0.27         2.80         (1.28)          (0.90)         (1.50)         3.73

Distributions from net investment income              --        (0.12)        (0.07)             --             --            --
Distributions from net realized short-term
   capital gain distributions  received               --           --         (0.01)             --          (0.19)        (0.10)
Distributions from net realized capital gains on
   investments                                        --           --            --           (0.05)         (1.33)        (0.83)
                                                 --------     --------      --------        --------       --------      --------
Total distributions                                   --        (0.12)        (0.08)          (0.05)         (1.52)        (0.93)

 Net asset value - end of period                 $ 12.96      $ 12.69       $ 10.01         $ 11.37        $ 12.32       $ 15.34
                                                 ========     ========      ========        ========       ========      ========

Total return (c)                                    2.13%(d)    27.96%       (11.26)%         (7.28)%        (9.75)%       29.70%
                                                 ========     ========      ========        ========       ========      ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $54,799      $54,648       $46,491         $55,335        $63,105       $73,151
Ratio of net investment income (loss) to average
   net assets (b)                                  (0.21)%       1.06%         0.61%          (0.32)%        (0.41)%       (0.34)%
Ratio of operating expenses to average net assets
   before fees waived by investment adviser and
   other reductions (e)                             1.14%        1.18%         1.21%           1.08%          1.06%         1.07%
Ratio of operating expenses to average net assets
   after fees waived by investment adviser and
   other reductions (e)                             0.98%        0.96%         0.96%           0.96%          0.99%         0.98%
Portfolio  turnover rate                              19%(d)       81%          143%             80%            93%           66%

--------------------------------------------------------------------------------------------------------
(a)  Recogniti  on of net  investment  income  (loss) by the Fund is  affected  by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(b)  Net investment  income (loss) would have been lower (greater) in the absence of fee waivers and expense reimbursements.
(c)  Total return  represents  aggregate  total return for the period  indicated and would have been lower in the absence of fee waivers and expense  reimbursements and assumes reinvestment of all distributions.
(d)  Not annualized.
(e)  Does not include expenses of the investment companies in which the Fund invests.


                       SEE NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                            KOBREN INSIGHT  FUNDS -- 2004  SEMI-ANNUAL  REPORT 5

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                           JUNE 30, 2004 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES: Kobren Insight Funds (the "Trust") was organized on September 13, 1996, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a no-load, open-end diversified management investment company.

As of June 30, 2004, the Trust offered shares of two funds, Kobren Growth Fund and Delphi Value Fund. Information presented in these financial statements pertains only to Kobren Growth Fund (the "Fund"). The Fund seeks to achieve its investment objective by investing primarily in shares of other investment companies ("underlying funds"), but also may invest directly in securities that are suitable investments for the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

USE OF ESTIMATES -- The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION -- The underlying funds are valued according to their stated net asset value. The Fund's other investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded or for NASDAQ traded securities, the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Short-term investments are carried at amortized cost, which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

DIVIDENDS AND DISTRIBUTIONS -- It is the policy of the Fund to declare and pay dividends from net investment income annually. The Fund will distribute net realized capital gain (including net short-term capital gain), if any, annually, unless offset by any available capital loss carryforward. Additional distributions of net investment income and capital gain for the Fund may be made in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gain. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund. The tax character of distributions paid during 2003 and 2002 was as follows:

                                  DISTRIBUTIONS  PAID IN 2003                              DISTRIBUTIONS PAID IN 2002
                          -----------------------------------------------         ------------------------------------------------
                          ORDINARY INCOME         LONG-TERM CAPITAL GAINS         ORDINARY INCOME         LONG-TERM  CAPITAL GAINS
                          ---------------         -----------------------         ---------------         ------------------------
Kobren Growth Fund           $   515,589                  $    --                   $   365,399                  $     --

As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                          CAPITAL LOSS       UNDISTRIBUTED     UNDISTRIBUTED      UNREALIZED
                                          CARRYFORWARD      ORDINARY INCOME      LONG TERM      APPRECIATION
                                          ------------      ---------------     -----------     ------------
Kobren  Growth  Fund                      $ (2,277,310)          $ 119,169         $   --       $ 10,674,175

These amounts are as of the most recent tax year end.

Net investment income and realized gain and loss for federal income tax purposes may differ from that reported in the financial statements because of permanent book and tax basis differences.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the specific identified cost basis. Dividend income is recognized on the ex-dividend date. Interest income is recognized on the accrual basis. All discounts/premiums are accreted/amortized using the effective yield method.

--------------------------------------------------------------------------------
 6 KOBREN  INSIGHT  FUNDS -- 2004  SEMI-ANNUAL  REPORT

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                           JUNE 30, 2004 (UNAUDITED)


FEDERAL INCOME TAX -- The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, applicable to regulated investment companies, by distributing substantially all of its earnings to its shareholders. Therefore, no federal income or excise tax provision is applicable. For the year ended December 31, 2003, the Fund had capital loss carryforwards of $326,295 expiring on December 31, 2008 from Kobren Moderate Growth Fund (which merged into the Fund on April 26, 2002) and $1,548,226 and $402,789 expiring on December 31, 2009 and 2011, respectively.

EXPENSES -- Expenses of the Trust which are directly identifiable to a specific fund are allocated to that fund. Other expenses of the Trust are allocated among the funds based upon relative net assets of each fund. Other expenses of the Trust are allocated equally to those funds in the Trust.

COMMITMENTS AND CONTINGENCIES -- In the normal course of business, the Trust enters into contracts on behalf of the Fund that contain a variety of provisions for general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that are not known at this time. However, based on experience, the Fund believes the risk of loss is remote.

2. INVESTMENT  ADVISORY FEE,  ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS:
The Trust has entered into an investment advisory agreement with Kobren Insight Management, Inc. ("KIM"). The Fund pays KIM a fee, computed daily and paid monthly, at the annual rate of 0.75% of the Fund's average daily net assets. KIM has voluntarily agreed to limit the Fund's other operating expenses, before other reductions, to 0.25% of the Fund's average daily net assets. This voluntary agreement may be terminated at the discretion of the Adviser.

Kobren  Insight  Brokerage,  Inc.  ("KIB"),  an  affiliate  of  KIM,  serves  as distributor of the Fund's shares and bears all distribution costs. No distribution fees are paid by the Fund. The Fund also receives reimbursement of 12b-1 distribution fees paid to KIB by certain fund investments held in the portfolio of the Fund.

For the six months ended June 30, 2004, expense reimbursements and other reductions were as follows:

                        EXPENSES WAIVED BY INVESTMENT ADVISER            OTHER REDUCTIONS (1)
                        -------------------------------------            --------------------
 Kobren Growth Fund                 $   37,602                              $    6,101

(1) Reimbursements to the Fund from 12b-1 distribution fees.

The Trust has also entered into an administration agreement with PFPC Inc. (the "Administrator"), a member of PNC Financial Services Group, Inc. The Administrator also serves as the Trust's transfer agent and dividend paying agent. Mellon Trust of New England, N.A., an indirectly wholly-owned subsidiary of Mellon Financial Corporation, serves as the Trust's custodian.

No officer, director or employee of KIM, KIB, the Administrator, or any affiliate thereof, receives any compensation from the Trust for serving as a trustee or officer of the Trust. Each trustee who is not an "affiliated person" receives an annual retainer fee of $5,000 plus $1,000 for each board meeting attended and $500 for each committee meeting attended. The Trust also reimburses out-of-pocket expenses incurred by each trustee in attending such meetings.

3. SUB-TRANSFER AGENT FEES: The Fund is subject to sub-transfer agent fees consisting of broker-dealer and fund network fees. The Fund pays participating networks a monthly fee for maintaining shareholder accounts at an annual rate of 0.10% of the average daily balances of fund accounts invested through those networks.

4. PURCHASES AND SALES: The aggregate amounts of purchases and sales of the Fund's investment securities, other than short-term securities, for the six months ended June 30, 2004, were $10,258,584 and $12,862,187 of non-governmental issues, respectively.

--------------------------------------------------------------------------------
                               KOBREN INSIGHT FUNDS -- 2004 SEMI-ANNUAL REPORT 7

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                           JUNE 30, 2004 (UNAUDITED)

5. SHARES OF BENEFICIAL INTEREST: As of June 30, 2004, an unlimited number of shares of beneficial interest, par value $0.001, were authorized for the Trust. Changes in shares of beneficial interest for the Fund were as follows:

                                                            SIX MONTHS ENDED                        YEAR ENDED
                                                        --------------------------          ----------------------------
                                                        JUNE 30, 2004 (UNAUDITED)               DECEMBER 31, 2003
                                                         SHARES            AMOUNT            SHARES              AMOUNT
                                                        --------          --------          --------            --------
Shares sold                                             304,159       $    3,934,191          458,246       $   5,053,499
Shares issued as reinvestment of  distributions              --                   --           39,123             496,467
Shares  redeemed                                       (384,572)          (5,012,692)        (832,993)         (9,254,180)
                                                       --------       --------------         --------       -------------
Net decrease                                            (80,413)      $   (1,078,501)        (335,624)      $  (3,704,214)
                                                       ========       ==============         ========       =============

At June 30, 2004, KIM and its affiliates owned 431,435 shares of the Fund representing 10.2% of the total outstanding shares.

6. RISK FACTORS OF THE FUND: Indirectly investing in underlying funds through Kobren Growth Fund involves additional and duplicative expenses and certain tax results that would not be present if an investor were to make a direct investment in the underlying funds. The Fund, together with any "affiliated persons" (as such term is defined in the 1940 Act) may purchase only up to 3% of the total outstanding securities of an underlying fund. Accordingly, when the Trust, KIM or their affiliates hold shares of any of the underlying funds, the Fund's ability to invest fully in shares of such underlying funds may be restricted, and KIM must then, in some instances, select alternative investments for the Fund.

--------------------------------------------------------------------------------
Descriptions of Kobren Growth Fund's Proxy Voting Policies and Procedures are available upon request and without charge on Kobren Growth Fund's website at www.kobren.com or by calling toll free 1-800-4KOBREN (800-456-2736) or on the Securities and Exchange Commissions's website at www.sec.gov.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8 KOBREN INSIGHT FUNDS -- 2004  SEMI-ANNUAL  REPORT




ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Not yet applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Kobren Insight Funds (the "Trust") adopted a Nominating Committee Charter and approved a Nominating Committee at its April 28, 2004 Board Meeting. The Charter provides a governance structure for the Nominating Committee and sets forth the Committee's mandate from the Board. The Charter includes procedures for shareholders of each of the Funds in the Trust to nominate Independent Trustee candidates.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) KOBREN INSIGHT FUNDS
             -------------------------------------------------------------------

By (Signature and Title)*  /S/ ERIC M. KOBREN
                         -------------------------------------------------------
                           Eric M. Kobren, Chairman & President
                           (principal executive officer)

Date                       AUGUST 20, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /S/ ERIC M. KOBREN
                         ------------------------------------------------------
                          Eric M. Kobren, Chairman & President
                          (principal executive officer)

Date                       AUGUST 20, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)* /S/ ERIC J. GODES
                         -------------------------------------------------------
                         Eric J. Godes, Chief Financial Officer, Vice President, Treasurer & Secretary
                         (principal financial officer)

Date                       AUGUST 20, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.